Financial Instruments and Risk Management (Details) - Schedule of significant exchange rates - USD [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments and Risk Management (Details) - Schedule of significant exchange rates [Line Items]
Average rate	0.8755	0.8933
Year-end spot rate	0.8149	0.8902